SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jun. 30, 2021	May 11, 2021	Jan. 14, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares	152,284
Number of shares selling				10,152,284	0
Exchange Agreement [Member] | Maximum [Member]
Ownership percentage			99.00%
Common Stock Class A [Member]
Number of shares selling	117,875,323			117,000,000
Common Stock Class A [Member] | Exchange Agreement [Member]
Ordinary shares	152,284		10,152,284
Working capital of loan		$ 600,000
Ownership percentage			100.00%
Number of shares selling			117,000,000